VANECK CLO OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

July 31, 2026 (unaudited)

DESCRIPTION	RATE		MATURITY DATE	PRINCIPAL	VALUE

LONG-TERM INVESTMENTS - 97.5% (a)

COLLATERALIZED LOAN OBLIGATIONS DEBT - 50.7% (b)
BBAM US CLO Ltd., Series 2024 4AR, Class D2R, (TSFR3M + 4.000%)	7.63%		7/15/2039	$1,000,000	$1,001,920
Benefit Street Partners CLO Ltd., Series 2024 35A, Class D2R, (TSFR3M + 4.100%)	7.85		7/25/2039	1,250,000	1,253,750
Canyon Capital CLO Ltd., Series 2023 2A, Class D2R, (TSFR3M + 4.500%)	8.18		7/15/2039	1,250,000	1,255,795
CBAMR Ltd., Series 2017 3A, Class D2R2, (TSFR3M + 4.850%)	8.62		7/17/2039	1,200,000	1,205,426
KKR Financial CLO Ltd., Series 32A, Class D2R2, (TSFR3M + 4.700%)	8.34		7/15/2039	1,000,000	1,000,767
Market Street CLO Ltd., Series 2026 3A, Class DJ, (TSFR3M + 4.000%)	7.75		7/20/2039	1,000,000	1,001,518
Neuberger Berman CLO Ltd., Series 2024 54A, Class ER, (TSFR3M + 6.250%)	10.00		4/23/2038	2,500,000	2,508,998
OCP CLO Ltd., Series 2024 33A, Class D2R, (TSFR3M + 4.000%)	7.70		7/20/2039	1,000,000	1,000,485
RR Ltd., Series 2023 27A, Class C2R, (TSFR3M + 3.750%)	7.50		10/15/2040	1,500,000	1,480,544
Whitebox CLO Ltd., Series 2023 4A, Class D2R2, (TSFR3M + 4.000%)	7.76		7/20/2039	1,000,000	1,001,929

TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $12,689,687)					12,711,132

DESCRIPTION	ESTIMATED YIELD		MATURITY DATE	PRINCIPAL	VALUE

COLLATERALIZED LOAN OBLIGATIONS EQUITY - 46.8% (c)
AIMCO CLO 20 Ltd., Series 2023 20A Class SUB	12.62		10/16/2038	$2,225,000	$1,682,440
AIMCO CLO 20 Ltd., Series 2025 23A Class SUB	11.91		4/20/2038	400,000	301,411
Carlyle Global Market Strategies, Series 2021 2A Class SUB	17.07		4/20/2038	3,500,000	1,538,544
CIFC Funding 2019-III Ltd., Series 2019 3A Class SUB	13.55		1/16/2038	2,200,000	1,218,109
CIFC Funding 2021-II Ltd., Series 2021 2A Class SUB	12.35		4/15/2034	4,000,000	1,598,436
OCP CLO Ltd., Series 2021 23A Class SUB	16.06		1/17/2039	4,000,000	1,672,016
OCP CLO Ltd., Series 2024 34A Class SUB	11.60		10/15/2037	2,500,000	1,354,320
RR Ltd., Series 2021 18A Class SUB	14.14		10/15/2121	2,700,000	1,272,046
RR Ltd., Series 2025 42A Class SUB	13.66		7/15/2122	1,871,397	1,110,607

TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $12,219,219)					11,747,929

TOTAL LONG-TERM INVESTMENTS (Cost $24,908,906)					24,459,061

DESCRIPTION	RATE		MATURITY DATE	PRINCIPAL	VALUE

SHORT-TERM INVESTMENTS - 2.4%

UNITED STATES TREASURY BILLS - 2.4%
United States Treasury Bill	3.62	(d)	9/1/2026	600,000	598,250

TOTAL UNITED STATES TREASURY BILLS (Cost $598,125)					598,250

TOTAL SHORT-TERM INVESTMENTS (Cost $598,125)					598,250

TOTAL INVESTMENTS - 99.9% (Cost $25,507,031)					25,057,311

OTHER ASSETS & LIABILITIES, NET - 0.1%					22,036

NET ASSETS - 100.0%					$25,079,347

Footnotes:

All percentages shown in the Schedule of Investments are based on net assets unless otherwise noted.

SUB Subordinated Notes

TSFR3M CME Term Secured Overnight Financing Rate 3 Month

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $24,459,061 or 97.5% of net assets as of July 31, 2026.

(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

(c) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions, and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(d) Rate shown reflects yield at July 31, 2026.

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VANECK CLO OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

July 31, 2026 (unaudited)

The summary of inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

Asset Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long-Term Investments:
Collateralized Loan Obligations Debt	$-	$12,711,132	$-	$12,711,132
Collateralized Loan Obligations Equity	-	11,747,929	-	11,747,929
Short-Term Investments:
United States Treasury Bills	-	598,250	-	598,250
Total Investments	$-	$25,057,311	$-	$25,057,311
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